Allowance for credit losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Credit Loss [Abstract]
Recoveries from Freestanding Credit Enhacements	$ 1,603